Securitizations and Other Variable Interest Entities - First Lien Mortgage Securitizations (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Servicing fees	$ 1,800,000,000	$ 2,900,000,000
First Lien Mortgages
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Gain (loss) on loans securitized	715,000,000	2,000,000,000
Servicing advance	10,400,000,000	14,100,000,000
Loans repurchased from investors and securitization trusts	5,200,000,000	10,800,000,000
Agency
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Cash proceeds from new securitizations	36,905,000,000	49,888,000,000
Gain (loss) on securitizations	371,000,000	81,000,000
Non-agency | Subprime
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Cash proceeds from new securitizations	809,000,000	0
Gain (loss) on securitizations	49,000,000	0
Commercial Mortgage
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Cash proceeds from new securitizations	5,710,000,000	5,326,000,000
Gain (loss) on securitizations	68,000,000	119,000,000
Level 2 | First Lien Mortgages
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Transfers of financial assets accounted for as sale initial fair value of assets	$ 5,400,000,000	$ 3,300,000,000